UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal
executive offices:	8730 Stony Point Parkway
Suite 205
Richmond, VA 23235
Name and address
of agent for service:	Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item #1.  Reports to Stockholders.

EUROPEAN EQUITY FUND

Annual Report to Shareholders

A series of The World Funds, Inc.
A “Series” Investment Company

For the Year Ended December 31, 2013

European Equity Fund
Annual Report Letter to Shareholder

Performance Review
For the 12 months ended December 31, 2013, the Fund delivered attractive absolute returns but underperformed its benchmark. The Fund returned 11.31% (net), while the MSCI Europe Index returned 25.23%.

The Fund’s underperformance relative to the benchmark was affected by our stock selection in the United Kingdom and Switzerland. While the Fund’s stock selection and underweight in the Energy sector was beneficial to relative performance for the year, leading detractors were its selection of Financials and Materials. Our overweight exposure to Consumer Staples also hurt relative results.

Market News & Outlook
From May 2013 onwards, global benchmarks were driven by a strong “risk on” bull market rally in the developed markets (DM) supported by significant central bank intervention in the U.S. and Japan making a mark, and Europe managing to hold the euro together with stability helped by the re-election of Angela Merkel as Chancellor of Germany. During the year, several emerging market (EM) countries saw a slowdown in their growth outlook after a good run for a range of different reasons. As funds flowed towards the DM, a number of EM currencies fell sharply against the U.S. dollar over the year.

Bullish sentiment towards the DM has been driven by strong U.S. employment numbers and an initial recovery in the housing market, a lack of blow ups in Europe and the aggressive printing program in Japan that depressed the yen and has lifted consumer confidence at least for now. The U.S. has benefited from both a positive outlook, as seen by the Fed’s decision to start pulling back on its money printing program, while benefiting from the new money pouring into the market at full bore at the same time.

In our view, the market may be getting ahead of itself in assuming that a strong European recovery is around the corner. Since the summer of 2012 – when many commentators were predicting the break-up of the euro – the sentiment has swung to the other extreme. Discussions of the system’s structural flaws, such as high unemployment in the periphery, German reliance on exports to Asia and arguably inappropriate monetary policy elsewhere, seem to have stopped. While the “muddling through” scenario seems the most likely for the eurozone, it will probably come at the cost of slower growth for an extended period.

On the periphery, we are still concerned about the large economy of Spain. Loans to the Spanish private sector continued to fall at an accelerating pace over the three years to August 2013. Many Spaniards had to move away to find work, and the population fell by 0.2% in 2012. But cost of production is key. To regain jobs, the periphery countries need to become cheaper. The falling Spanish labor costs have produced early signs of an intra-Europe demand rebalance, such as French auto makers moving production to Spain.

European Equity Fund
Annual Report Letter to Shareholder

We feel it is important to keep in mind the likely structural growth potential of the eurozone is around 1.5% real GDP growth. This means that in the absence of major shocks, such as the disintegration of the euro, the region’s output should expand at an average pace less than a third of the real rate at which India is expected to grow over the next decade.

Across Europe, we continue to invest in a number of world-leading franchises with strong operations across the globe that are able to take advantage of demand growth across the EM but also benefit from a stable and strong home market, depth of product knowledge, strong brand awareness and solid management.

We find it helpful to revisit constantly the foundations on which we invest. Our investment philosophy is built on the premise that long-term returns, the returns many of us will need to retire on, are driven by the underlying profit growth of the companies we invest in. We believe that earnings growth over the next three to five years will favor emerging-market-exposed companies (local and multinational) and create an opportunity for disciplined investors willing to look through today’s headwinds. We remain confident that earnings growth of our portfolio holdings will continue to outpace the earnings growth of the benchmark stocks.

Vontobel Asset Management

Performance Disclosure
Past performance is not indicative of future results. Any companies described in this commentary may or may not currently represent a position in our client portfolios. Also, any sector and industry weights described in the commentary may or may not have changed since the writing of this commentary. The information and methodology described in this commentary should not be construed as a recommendation to purchase or sell securities. Please contact a Vontobel representative for more information.

Any projections, forecasts or estimates contained in this commentary are based on a variety of estimates and assumptions. There can be no assurance that the estimates or assumptions made will prove accurate, and actual results may differ materially. The inclusion of projections or forecasts should not be regarded as an indication that Vontobel considers the projections or forecasts to be reliable predictors of future events, and they should not be relied upon as such.

In the event a company described in this commentary is a position in client portfolios, the securities identified and described do not represent all of the securities purchased, sold or recommended. The reader should not assume that an investment in any securities identified was or will be profitable or that investment recommendations or investment decisions we make in the future will be profitable.

For information about how contribution was calculated for any such securities, or to obtain a list showing the contribution of each holding to overall performance, please contact a Vontobel representative.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2013 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

The MSCI Europe Index is a free-float weighted equity index designed to measure the equity market performance of developed markets in Europe.

	Class A Shares

	Total Return	Average Annual Return

	One Year	Five Years	Ten Years
	Ended	Ended	Ended	Since Inception
	12/31/2013	12/31/2013	12/31/2013	2/15/1996 to 12/31/2013

European Equity Fund:
without load	11.74%	14.62%	10.00%	7.30%
with load	5.31%	13.27%	9.35%	6.96%
MSCI - Europe	16.43%	10.06%	3.25%	4.28%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI Europe Index is a free-float weighted equity index designed to measure the equity market performance of the developed markets in Europe.

Returns do not include dividends and distributions and are expressed in US$.

	Class C Shares

	Total Return	Average Annual Return

	One Year	Five Years
	Ended	Ended	Since Inception
	12/31/2013	12/31/2013	1/9/2003 to 12/31/2013

European Equity Fund	10.88%	13.64%	12.11%
MSCI - Europe	16.43%	10.06%	3.82%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI Europe Index is a free-float weighted equity index designed to measure the equity market performance of the developed markets in Europe.

Returns do not include dividends and distributions and are expressed in US$.

EUROPEAN EQUITY FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2013 (unaudited)

15.00%
10.00%
5.00%
0.00%
Percentage of Net Assets
Aerospace
Apparel Manufacturers
Beverages
Building - Residential/Commercial
Brewery
Chemicals
Commercial Banks
Commercial Services
Consulting Services
Cosmetics and Toiletries
Direct Marketing
Diversified Banking Institutions
Diversified Manufacturing Operations
Enterprise Software/Services
Food - Confectionery
Food - Miscellaneous
Gambling
Gold Mining
Industrial
Industrial Gases
Investment Companies
Medical - Drugs
Medical Instruments
Oil - Field Services
Optical Supplies
Real Estate Management/Service
Real Estate Operations/Development
Retail - Restaurants
Securities - Other
Silver Mining
Soap & Cleaning
Tobacco
Industry Sector

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	99.01%

	BELGIUM	2.65%
5,972	Anheuser-Busch Inbev Strip VVPR		$635,712

	DENMARK	4.22%
4,451	Novo Nordisk		816,818
4,621	Novozymes A/S Ser B		195,282

			1,012,100

	FRANCE	14.78%
3,343	Air Liquide Ord		473,495
26,925	Bureau Veritas SA		788,131
4,324	Essilor International		460,404
754	Hermes International SA		273,740
3,136	L’oreal Ord		551,764
3,244	Pernod Ricard Ord		370,126
3,549	Zodiac Aerospace		629,563

			3,547,223

	GERMANY	3.96%
5,916	SAP AG		507,893
11,201	Wirecard AG		443,151

			951,044

	GREAT BRITAIN	31.72%
66,607	Barratt Developments		385,160
24,033	British American Tobacco		1,289,381
17,998	Countrywide PLC		177,434
24,871	Diageo PLC		824,175
32,167	Dominos Pizza Group Plc		273,416
35,831	Fresnillo Plc-W/I		442,591
57,050	HSBC Holdings PLC		626,141
2,154	Intertek Group PLC		112,351
14,777	Persimmon		303,357
2,439	Rangold Resources LTD		153,161
2,482	Randgold Resources LTD ADR		155,895
7,590	Reckitt Benckiser Group		602,762
2,780,982	Rolls Royce Holdings C Shares(1)*		4,608
31,645	Rolls Royce Holdings Ord		668,516
17,553	Sabmiller PLC		901,881
30,724	Standard Chartered PLC		692,330
106,500	Trans Balkan Investments(1)*		-

			7,613,159

	IRELAND	3.53%
3,939	Accenture PLC		323,865
6,120	Paddy Power PLC		522,792

			846,657

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	ITALY	1.92%
8,601	Luxottica Group SPA		$461,575

	NETHERLANDS	7.09%
3,835	Core Laboratories NV		732,293
24,017	Unilever NV Certificates		968,728

			1,701,021

	ROMANIA	0.00%
590,000	Romania Property Fund LT(1)*		-

	RUSSIA	0.00%
1	Joint Stock company Open GDR*		1

	SPAIN	1.89%
9,446	Grifols SA		452,456

	SWEDEN	3.75%
16,760	Elekta AB-B SHS		256,317
7,131	Indutrade AB		297,730
7,060	Svenska Handelsbanken-A		346,913

			900,960

	SWITZERLAND	18.79%
6,003	DKSH Holding Ltd		467,005
60	Lindt & Spruengli		270,835
11,579	Nestle SA Cham ET Vevey		848,797
2,622	Novartis AG-REG		209,572
15,460	Reinet Investments SCA*		294,910
2,777	Roche Holding AG-GENUSSC		776,862
226	SGS SA Reg D		520,602
59,043	UBS AG		1,121,472

			4,510,055

	UNITED STATES	4.71%
12,961	Philip Morris International		1,129,292

	TOTAL INVESTMENTS:
	(Cost: $21,010,122)	99.01%	23,761,255
	Other assets, net of liabilities	0.99%	236,457

	NET ASSETS	100.00%	$23,997,712

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1) - Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.02% of the Fund’s net assets at December 31, 2013.

See Notes to Financial Statements

EUROPEAN EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES December 31, 2013

ASSETS
Investments at fair value (identified cost of $21,010,122) (Note 1)	$23,761,255
Cash	203,040
Foreign currency at fair value (cost of $43,723)	40,094
Receivable for capital stock sold	10,000
Dividends receivable	12,497
Tax reclaim receivable at fair value (cost of $40,184)	41,667
Prepaid expenses	25,588

TOTAL ASSETS	24,094,141

LIABILITIES
Payable for capital stock redeemed	27,022
Accrued investment management fees	12,502
Accrued 12b-1 fees	30,757
Accrued administration and transfer agent fees	6,619
Accrued custodian and accounting fees	19,529

TOTAL LIABILITIES	96,429

NET ASSETS	$23,997,712

Net Assets Consist of :
Paid-in-capital applicable to 976,068 $0.01 par value shares of common stock
outstanding; 50,000,000 authorized	$28,996,942
Accumulated net realized gain (loss) on investments and foreign currency
transactions	(7,748,217)
Net unrealized appreciation (depreciation) of investments and foreign currency	2,748,987

Net Assets	$23,997,712

NET ASSET VALUE PER SHARE
Class A
($23,075,929 / 935,694 shares outstanding; 20,000,000 authorized)	$24.66

MAXIMUM OFFERING PRICE PER SHARE ($24.66 X 100/94.25)	$26.16

Class C
($921,783/ 40,374 shares outstanding; 15,000,000 authorized)	$22.83

See Notes to Financial Statements

EUROPEAN EQUITY FUND STATEMENT OF OPERATIONS Year ended December 31, 2013

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $32,550)	$597,357
Interest	144

Total investment income	597,501

EXPENSES
Investment management fees (Note 2)	324,560
Rule 12b-1 and servicing fees (Note 2)
Class A	62,677
Class C	8,941
Recordkeeping and administrative services (Note 2)	51,000
Accounting fees	57,117
Custody fees	65,757
Transfer agent fees (Note 2)	75,204
Professional fees	34,695
Filing and registration fees (Note 2)	23,003
Directors fees	10,800
Compliance fees	9,112
Shareholder services and reports (Note 2)	36,983
Other	14,991

Total expenses	774,840
Management fee waivers (Note 2)	(54,102)

Net Expenses	720,738

Net investment income (loss)	(123,237)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	3,178,870
Net realized gain (loss) on foreign currency transactions	(21,155)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(107,422)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	(3,756)

Net realized gain (loss) on investments and foreign currencies and related transactions	3,046,537

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,923,300

EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31, 2013	December 31, 2012
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(123,237)	$(87,248)
Net realized gain (loss) on investments and foreign currency transactions	3,157,715	(4,764,300)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(111,178)	8,320,542

Increase (decrease) in net assets from operations	2,923,300	3,468,994

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	4,340,975	1,108,952
Class C	81,512	58,432
Shares redeemed
Class A	(9,604,348)	(7,607,780)
Class C	(117,739)	(353,006)

Increase (decrease) in net assets from capital stock transactions	(5,299,600)	(6,793,402)

NET ASSETS
Increase (decrease) during year	(2,376,300)	(3,324,408)
Beginning of year	26,374,012	29,698,420

End of year (including accumulated net investment income (loss) of $(1,123) in 2012)	$23,997,712	$26,374,012

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class A Shares(1)

	Years ended December 31,

	2013		2012		2011	2010		2009

Net asset value, beginning of year	$22.07		$19.54		$27.05	$23.16		$12.49

Investment activities
Net investment income (loss)	(0.11)		(0.06)		(0.33)	(0.40)		(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.70		2.59		(7.18)	4.29		11.02

Total from investment activities	2.59		2.53		(7.51)	3.89		10.72

Distributions
Net realized gain	-		-		-	-		(0.05)

Total distributions	-		-		-	-		(0.05)

Net asset value, end of year	$24.66		$22.07		$19.54	$27.05		$23.16

Total Return	11.74%		12.95%		(27.76% )	16.80%		85.82%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.96%		2.91%		2.75%	2.84%		2.97%
Expenses, net of waiver	2.75%		2.75%		2.75%	2.84%		2.84%
Net investment income (loss)	(0.45%	)	(0.28%	)	(1.28% )	(1.64%	)	(1.74% )
Portfolio turnover rate	61.21%		141.77%		56.93%	73.42%		65.53%
Net assets, end of year (000’s)	$23,076		$25,509		$28,650	$44,656		$46,605

(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class C Shares(1)

	Years ended December 31,

	2013		2012		2011	2010		2009

Net asset value, beginning of year	$20.59		$18.37		$25.63	$22.19		$12.05

Investment activities
Net investment income (loss)	(0.26)		(0.20)		(0.49)	(0.55)		(0.41)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.50		2.42		(6.77)	3.99		10.55

Total from investment activities	2.24		2.22		(7.26)	3.44		10.14

Distributions
Net realized gain	-		-		-	-		-

Total distributions	-		-		-	-		-

Net asset value, end of year	$22.83		$20.59		$18.37	$25.63		$22.19

Total Return	10.88%		12.09%		(28.33% )	15.50%		84.15%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.71%		3.66%		3.50%	3.59%		3.72%
Expenses, net of waiver	3.50%		3.50%		3.50%	3.59%		3.59%
Net investment income (loss)	(1.20%	)	(1.03%	)	(2.03% )	(2.39%	)	(2.21%	)
Portfolio turnover rate	61.21%		141.77%		56.93%	73.42%		65.53%
Net assets, end of year (000’s)	$922		$865		$1,049	$1,658		$1,432

(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Fund (the “Fund”), previously the Eastern European Equity Fund, is a series of The World Funds, Inc. (“TWF”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks
Belgium	$635,712	$-	$-	$635,712
Denmark	-	1,012,100	-	1,012,100
France	3,547,223	-	-	3,547,223
Germany	-	951,044	-	951,044
Great Britain	7,608,551	-	4,608	7,613,159
Ireland	846,657	-	-	846,657
Italy	-	461,575	-	461,575
Netherlands	1,701,021	-	-	1,701,021
Romania	-	-	-	-
Russia	1	-	-	1
Spain	452,456	-	-	452,456
Sweden	-	900,960	-	900,960
Switzerland	294,910	4,215,145	-	4,510,055
United States	1,129,292	-	-	1,129,292

Total Common Stock	$16,215,823	$7,540,824	$4,608	$23,761,255

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The following is a reconciliation for assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in
Securities
Balance as of 12/31/12	$4,897
Change in Level 3 unrealized appreciation/depreciation	1,177
Shares received as part of corporate action	3,355
Shares exchanged	(4,821)

Balance as of 12/31/13	$4,608

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with Level 3 as of December 31, 2013:

				Impact to
				Valuation
				From an
	Fair Value	Valuation	Unobservable	Increase in
	December 31, 2013	Methodologies	Input(1)	Input(2)

Common Stock	$4,608	Fair Value Pricing	Third party inputs	Increase

(1) The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

During the year ended December 31, 2013, there were transfers of $7,540,824 between Level 1 and Level 2.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2010 to 2012) and expected to be taken in the 2013 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2013, such reclassifications decreased paid-in capital by $145,515, accumulated net investment loss by $124,630 and accumulated net realized loss by $21,155.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55%on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM. VAM’s fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the year ended December 31, 2013, CCM earned $324,560 and waived $54,102 in advisory fees. At December 31, 2013, CCM was due $12,502 from the Fund.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2014 so that the ratio of total annual operating expenses for the Fund’s Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund’s Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of December 31, 2013 was $99,059, and expires as follows:

2015	$44,957
2016	54,102

$99,059

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge ("DSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended December 31, 2013, FDCC received $3,198 in underwriting fees and commissions and $55,860 in DSC fees relating to the distribution and redemption of certain Fund shares.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the year ended December 31, 2013, there were $62,677 in Class A 12b-1 expenses incurred.

The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the year ended December 31, 2013, there were $8,941 in Class C 12b-1 and service fees incurred.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund. For the year ended December 31, 2013, CSS earned $51,000 for its services, of which $3,555 was due at December 31, 2013. Additionally CSS received $1,256 of the $23,003 filing and registration fees for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. For the year ended December 31, 2013, CFSI earned $75,204 for its services.

Certain officers and/or interested directors of the Fund are also officers and/or directors of CCM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

Purchases and sales of securities other than short-term notes aggregated $15,728,208 and $20,784,919 respectively, for the year ended December 31, 2013.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. No distributions were paid during the year ended December 31, 2013 or the year ended December 31, 2012.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Year ended
December 31, 2013

Accumulated net realized gain (loss) on Investments and foreign currency transaction	(7,748,217)
Net unrealized appreciation/depreciation of investments and foreign currency	2,748,987

Total	$(4,999,230)

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

As of December 31, 2013, the Fund has a capital loss carryforward of $7,748,217 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $2,084,878 may be carried forward indefinitely and retains the character of long-term capital gain. The remaining $5,663,339 will expire as follows:

2016	$4,800,648
2017	862,691

$5,663,339

As of December 31, 2013, cost for federal income tax purpose is $21,010,122 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,645,843
Gross unrealized depreciation	(894,710)

Net unrealized appreciation	$2,751,133

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2013		December 31, 2013

	Shares	Value	Shares	Value

Shares sold	182,480	$4,340,975	3,678	$81,512
Shares reinvested	-	-	-	-
Shares redeemed	(402,542)	(9,604,348)	(5,320)	(117,739)

Net increase (decrease)	(220,062)	$(5,263,373)	(1,642)	$(36,227)

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2012		December 31, 2012

	Shares	Value	Shares	Value

Shares sold	52,377	$1,108,952	2,294	$58,432
Shares reinvested	-	-	-	-
Shares redeemed	(362,444)	(7,607,780)	(18,013)	(353,006)

Net increase (decrease)	(310,067)	$(6,498,828)	(15,719)	$(294,574)

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (continued)

NOTE 6 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January, 2013, the FASB issued ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the year ended December 31, 2013.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the European Equity Fund, a series of The World Funds, Inc., including the schedule of investments as of December 31, 2013, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the European Equity Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 3, 2014

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III (1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company’s underwriter; President and Director of Commonwealth Fund Services, Inc. (“CFSI”), the Company’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Company; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.	World Funds Trust – 7 Funds; American Growth Fund, Inc. – 2 Funds

Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	4	Retired from Potomac Electric Power Company since April, 2005.	Satuit Capital Management Trust — 3 Funds
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	4	Financial and Tax Consultant through his firm Management Consulting for Professionals since 1974. Mr. Poist is a certified public accountant.	Satuit Capital Management Trust — 3 Funds
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	4	President of Alfred J. Dickinson, Inc. Realtors since April, 1971.	Satuit Capital Management Trust — 3 Funds
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Executive Vice President of Commonwealth Shareholder Services, since 2003.	N/A
David D. Jones, Esq. 422 Fleming St. Suite 7, Key West, Florida 33040 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the European Equity Fund; (3) he owns FDCC, the principal underwriter of the Company; and (4) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

SUPPLEMENTAL INFORMATION (unaudited)
EUROPEAN EQUITY FUND

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 21, 2013, the Board, including the directors of the Company who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), re-approved (i) the investment advisory agreement between the Company, on behalf of the Fund, and Commonwealth Capital Management, LLC (“CCM”) and (ii) the investment sub-advisory agreement (together with the advisory agreement, the “Agreements”) between CCM and Vontobel Asset Management Inc. (“Vontobel”), relating to the Fund.

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Agreements after their initial two-year terms: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from CCM and Vontobel, including written materials provided by CCM and Vontobel regarding: (i) the nature, extent and quality of the services provided by CCM and Vontobel; (ii) the investment performance of the Fund; (iii)

SUPPLEMENTAL INFORMATION (unaudited) (continued)
EUROPEAN EQUITY FUND

the costs of the services provided and profits realized by CCM and Vontobel and their affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed further below. The Board uses this information, as well as other information that CCM, Vontobel and other service providers of the Fund may submit to the Board, to help decide whether to renew the Agreements for an additional year. In approving the Agreements, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by CCM and Vontobel

ADVISOR CONSIDERATIONS:

In considering the nature, extent, and quality of the services provided by the Advisor, the Directors reviewed the responsibilities of the advisor under the Investment Advisory Agreement. The Directors reviewed the services being provided by the Advisor to the Fund including, without limitation: the quality of investment advisory services (including oversight of research and recommendations with respect to portfolio securities in conjunction with the Fund’s sub-advisor; daily review of portfolio and Fund capital stock activity; execution of the Fund’s 12b-1 plan to determine appropriate use of 12b-1 resources;); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the Advisor’s quality of oversight of the Sub-Advisor and the compliance process and the efforts of the Advisor to promote the Fund and grow its assets. The Directors noted the continuity of, and commitment to retain, qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems. The Directors considered the Expense Limitation Agreement in place for the Fund and the Advisor’s continued commitment to such Agreement. The Directors also considered the Adviser’s active role in identifying cost-saving measures for the Fund, such as influencing the types of portfolio transactions executed and the active management of state registration decisions. After reviewing the foregoing information and further information in the written materials provided by the Advisor (including the Advisor’s Form ADVs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

SUB-ADVISOR CONSIDERATIONS:

In considering the nature, extent, and quality of the services provided by the Sub-Advisor, the Directors reviewed the responsibilities of the Sub-Advisor

SUPPLEMENTAL INFORMATION (unaudited) (continued)
EUROPEAN EQUITY FUND

under the Sub-Advisory Agreement. The Directors reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; and the compliance process and the efforts of the Sub-Advisor to promote the Fund and grow its assets. The Directors noted the continuity of, and commitment to retain, qualified personnel and the Sub-Advisor’s commitment to maintain and enhance its resources and systems. The Directors evaluated the Sub-Advisor’s personnel, including the education and experience of the personnel. After reviewing the foregoing information and further information in the written materials provided by the Sub-Advisor (including the Sub-Advisor’s Form ADVs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Advisor.

In considering the investment performance of the Fund and the Advisor, the Directors compared the short and long-term performance of the Fund with the performance of mutual funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Directors also compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable mutual funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Directors noted that the Fund’s short-term performance was slightly below that of the standard and category indices, which the Adviser explained was attributable, in part, to the new focus on Europe instead of Eastern Europe and the re-balancing of the portfolio to reflect that expansion. The Directors also noted that the Fund’s longer-term performance met or exceeded that of the standard and category indices. The Directors further noted that VAM appeared to be capable of managing the portfolio for the expanded universe of companies being considered based in part on the discussion with the Fund’s portfolio manager as well as the ongoing Fund information received on a quarterly basis. After reviewing and discussing the investment performance of the Fund further, including the presentation made by the Sub-Advisor to the Board, the Sub-Advisor’s experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor and Sub-Advisor were acceptable.

SUPPLEMENTAL INFORMATION (unaudited) (continued)
EUROPEAN EQUITY FUND

Costs of the Services to be provided and profits to be realized by the Advisor and Sub-Advisor.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Directors considered: (1) the Advisor’s and Sub-Advisor’s financial condition and the level of commitment to the Fund and the Advisor/Sub-Advisor by the principals of the Advisor/Sub-Advisor; (2) the asset level of the Fund; and (3) the overall expenses of the Fund. The Directors reviewed information provided by the Advisor and Sub-Advisor regarding their profits associated with managing the Fund. The Directors also considered potential benefits for the Advisor and Sub-Advisor in managing the Fund. The Directors reflected on their discussions with representatives of the Advisor and Sub-Advisor regarding the stability of each party and each party’s financial flexibility. The Directors compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds.

The Board paid particular attention to the comparative information it had been provided, including expense ratios and management fees, about the Fund versus the category of European mutual funds to which it was compared. These factors were discussed at length among the Board members, the Advisor, the CCO and Fund Legal Counsel. The Directors specifically noted their concerns that the European Equity Fund had the highest expense ratio among its peers in the analysis provided. In responding to the inquiry of the Directors as to why the expenses of the Fund were higher than its peers, the Advisor explained that several of the comparable funds included in the analysis were part of much larger complexes over which common expenses could be shared. The Advisor also noted that the Fund’s assets were not currently at a sufficient level to experience economies of scale and, in fact, were at a level that subject the Fund to minimum fees for various fund services, which typically result in a higher overall impact to the Fund’s expense ratio. The Advisor also noted for the Directors that certain expense reductions were in place, such as lower service-provider fees implemented at the beginning of 2013 and reduced custody costs attributable to the change in the portfolio style and management. The Advisor noted that it takes time for these savings to be reflected in the expense ratio, which timing can also be significantly impacted by the changing asset levels of the Fund. The Advisor expressed confidence that there was long-term growth potential for the Fund, which was also expressed by the Sub-Advisor during its presentation to the Board. Both the Advisor and Sub-Advisor reiterated their strong commitment to establishing and maintaining an economical cost structure for the Fund. The Board acknowledged that in looking for future reductions in the Fund’s expense ratio, it would focus, in part, on the quarterly performance and expense reports for evidence of such savings going forward.

Based on the foregoing, and after lengthy and in-depth discussion by the Board, the Board concluded that the fees to be paid to the Advisor by the Fund and the

SUPPLEMENTAL INFORMATION (unaudited) (continued)
EUROPEAN EQUITY FUND

profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor. The Independent Directors continued this discussion in an Executive Session with the Funds Legal Counsel, in which the Adviser and Interested Director did not participate.

Economies of Scale.

The Board considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Directors considered that there are break points in the management fees beginning at $500 million in average daily net assets and that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Directors noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. In light of its ongoing consideration of the Fund’s asset and expense levels, expectations for growth in the Fund, and advisory fee levels, the Board determined that the Fund’s fee arrangement, in light of all the facts and circumstances, was fair and reasonable in relation to the nature and quality of the services provided by the Advisor.
The meeting of the Full Board was then recessed to permit the Independent Directors to meet in an Executive Session with the Fund’s Legal Counsel. In this Executive Session the Independent Directors further discussed their concerns about the very high expense ratios of the Fund’s share classes. The Independent Directors specifically analyzed, and questioned the Fund’s Legal Counsel about how they should consider, the expense ratio data contained in the "Expense Comparison of the Morningstar Europe Stock Category as of 6/30/2013" table that was included as an Exhibit to the Investment Advisor Agreement Questionnaire Responses of Commonwealth Capital Management, L.L.C. While acknowledging the explanation for the Fund’s very high expenses that Fund Management had provided, after extensive discussion, the Independent Directors determined that meaningful action needed to be taken at this Board meeting to reduce the Fund’s expense ratios. The Independent Directors believed such action was necessary to make the Fund’s expense ratios more competitive with the expense ratios of other mutual funds in its Morningstar peer group. The Independent Directors considered several alternative actions that Fund Management could take to accomplish this goal. Thus, after determining that the current Fund’s Expense Limitation Agreement should be renewed for another year, the Independent Directors decided to instruct Fund management to prepare a plan to reduce the Fund share classes’ expenses subject to the cap in the Expense Limitation Agreement by a significant amount. For the sole purpose of providing guidance to Fund management in putting together its expense reduction plan, the Independent Directors discussed possibly reducing the Fund classes’ expense ratios by 15 basis

SUPPLEMENTAL INFORMATION (unaudited) (continued)
EUROPEAN EQUITY FUND

points. The Independent Directors also determined that, the Investment Advisory Agreement between the Company on behalf of the Fund and the Advisor should be continued for another year.

Thereupon, the Executive Session ended and the Full Board meeting resumed. After further review and determination that the best interests of the Fund’s shareholders were served by the renewal of the Investment Advisory Agreements, upon motion duly made, seconded, and approved by vote of all of the Independent Directors, with the interested director abstaining, it was (a) resolved that in reliance on the information provided by the Advisor, the continuation of the currently effective Investment Advisory Agreement (the “Agreement”) between the World Funds, Inc., on behalf of the European Equity Fund and the Advisor be approved and renewed for a one-year period upon the terms and for the compensation described therein by the Board, including a majority of the Directors who are not parties to any Agreement or “interested persons” of any such party, voting separately (the “Independent Directors”); and (b) that in reliance on the information provided by the Sub-Advisor, the continuation of the currently effective Sub-Advisory Agreement (the “Agreement”) between the Commonwealth Capital Management, LLC (the “Advisor”), in regards to the European Equity Fund and the Sub-Advisor be approved and renewed for a one-year period upon the terms and for the compensation described therein by the Board, including a majority of the Directors who are not parties to any Agreement or “interested persons” of any such party, voting separately (the “Independent Directors”); and (c) that the compensation payable under each such Agreement is determined to be fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its reasonable business judgment.

EUROPEAN EQUITY FUND
FUND EXPENSES (unaudited)
Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2013 and held for the six months ended December 31, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 through December 31, 2013
Actual	$1,000	$1,097.46	$14.54
Hypothetical (5% return before expenses)	$1,000	$1,011.25	$13.94

CLASS C	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 through December 31, 2013
Actual	$1,000	$1,093.39	$18.47
Hypothetical (5% return before expenses)	$1,000	$1,007.50	$17.71

* - Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A and 3.50% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:
Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, New York 10036

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to European
Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the year ended December 31, 2013

To REMS Income 50/50 Fund Real Estate Investors:

Yield investors faced headwinds in the second half of 2013 as long term interest rates inflected upwards and investors seemed uncertain how to properly value interest-rate sensitive securities. The Fund’s total return of 1.3% lagged the 2.5% return of the NAREIT equity index for the fiscal year ended December 31, 2013, but outperformed the Barclays U.S. Aggregate Bond Index which returned -0.1% over the same period.

As markets adjusted to the new environment we took advantage of opportunities to increase real estate common equity positions while selectively reducing REIT preferred holdings, which are more sensitive to rising interest rates. At year-end the Fund was 42.8% invested in REIT preferreds and 57.2% in REIT common equities.

The Fund continues to provide a high level of current yield to shareholders (5.7% net at year-end) with improving credit characteristics as recovering real estate fundamentals produce increased cash flows from rising rents and improved dividend and preferred coverage characteristics. The steady underlying recovery also increases the potential for the portfolio to grow asset value and for REIT common dividends to increase over time.

We view the equity holdings in this portfolio as well-positioned to grow asset value and dividends with potential for share price appreciation over time. They may provide some inflation hedge to investors due to the underlying hard asset collateral and the ability to raise rents through a market cycle.

At year-end the REIT preferred position of the portfolio yielded 7.8% (gross), over 480 bps of spread to the ten-year treasury. Over 36% of the preferred holdings held investment grade debt or preferred ratings, and with improving credit characteristics as underlying real estate cash flows increased.

REIT preferred equity is typically callable after 5 years at the option of the issuer, but otherwise is permanent capital. Companies issued over $4.2B of preferred equity in 2013 while calling $3.4B, which in many cases was in effect a refinancing at lower rates. The vast majority of this activity took place in the first half of the year, as rising rates in the second half put capital markets on pause. The total REIT preferred market remains at approximately $25B.

REMS continues to work to produce an attractive risk-adjusted dividend yield for the Fund, which we pay monthly to our shareholders. We believe the Real Estate Income 50-50 Portfolio remains an attractive alternative for investors seeking dividend yield, positive total returns, and outperformance relative to bonds.

Thank you for interest and support in what we believe is a unique income product.

Sincerely,

Edward W. Turville, CFA

Managing Director

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2013 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2013	4/4/11 to 12/31/13*

REMS Real Estate Income 50/50 Fund	1.34%	6.35%
NAREIT Equity Index	2.47%	7.86%

*	The total return shown does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITS listed in the NYSE, AMEX, and NASDAQ National Market.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2013	4-4-11 to 12-31-13*

REMS Real Estate Income 50/50 Fund	1.03%	5.99%
NAREIT Equity Index	2.47%	7.86%

*	The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2013

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS
	COMMON STOCKS	56.21%

	DIVERSIFIED/OTHER	6.81%
99,200	Plum Creek Timber Co., Inc.		$4,613,792
60,500	WP Carey Inc.		3,711,675

			8,325,467

	HEALTHCARE	6.37%
225,800	Biomed Realty Trust Inc.		4,091,496
173,600	Healthcare Realty Trust		3,699,416

			7,790,912

	HOTEL	3.62%
795,400	Hersha Hospitality Trust		4,430,378

	MORTGAGE REIT	8.97%
142,000	Colony Financial Inc.		2,881,180
669,500	Resource Capital Corp.		3,970,135
372,600	Winthrop Realty Trust		4,117,230

			10,968,545

	MULTI-FAMILY	9.59%
347,580	Campus Crest Communities, Inc.		3,270,728
80,600	Home Properties, Inc.		4,321,772
96,963	Sun Communities, Inc.		4,134,502

			11,727,002

	OFFICE/INDUSTRIAL	7.56%
343,200	Brandywine Realty Trust		4,835,688
293,700	Duke Realty Corp.		4,417,248

			9,252,936

	RETAIL	13.29%
147,200	Agree Realty Corp		4,271,744
211,600	CBL & Associates Properties, Inc.		3,800,336
399,600	Glimcher Realty Trust		3,740,256
282,400	Ramco-Gerhenson Properties Trust		4,444,976

			16,257,312

	TOTAL COMMON STOCKS		68,752,552

	(Cost: $64,013,341)

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2013

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	42.05%

	CONVERTIBLE PREFERRED	2.09%
48,400	ISTAR Financial Inc., Series J, 4.500%		$1,158,212
23,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,391,697

			2,549,909

	DIVERSIFIED/OTHER	3.63%
55,800	Cousins Properties, Inc., Series B, 7.500%		1,403,370
72,300	Digital Realty Trust, Series G, 5.875%		1,312,245
92,200	Vornado Realty Trust, Series L, 5.400%		1,728,750

			4,444,365

	HEALTHCARE	2.68%
67,224	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,425,149
78,800	Sabra Health Care Reit, Inc., Series A, 7.125%		1,848,648

			3,273,797

	HOTEL	3.74%
26,200	Felcor Lodging Trust Inc., Series A, $1.95		635,350
42,600	Felcor Lodging Trust Inc., Series C, 8.000%		1,035,180
23,500	Hersha Hospitality Trust, Series B, 8.000%		587,500
31,800	Hersha Hospitality Trust, Series C, 6.875%		739,350
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,578,076

			4,575,456

	MORTGAGE REIT	6.77%
63,000	Annaly Capital Management, Series C, 7.625%		1,395,450
28,500	Annaly Capital Management, Series D, 7.500%		627,000
47,900	Colony Financial Inc., Series A, 8.500%		1,197,500
50,200	ISTAR Financial Inc., Series I, 7.500%		1,139,038
27,200	Northstar Realty Financial, Series A, 8.750%		654,160
54,900	Northstar Realty Financial, Series B, 8.250%		1,245,681
92,200	Resource Capital Corp., Series B, 8.250%		2,026,556

			8,285,385

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2013

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MULTI-FAMILY	4.99%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		$762,750
50,450	Campus Crest Communities, Inc., Series A, 8.000%		1,246,115
72,100	Equity Lifestyle Properties, Series C, 6.750%		1,651,090
103,300	Sun Communities Inc., Series A, 7.125%		2,448,210

			6,108,165

	INDUSTRIAL	0.65%
39,300	PS Business Parks, Inc., Series T, 6.000%		793,860

	OFFICE	4.33%
67,400	Boston Properties, Inc., Series B, 5.250%		1,281,948
23,908	Brandywine Realty Trust, Series E, 6.900%		549,884
44,000	Corporate Office Properties Trust, Series H, 7.500%		1,067,000
57,000	Kilroy Realty Corp., Series H, 6.375%		1,172,490
57,300	SL Green Realty Corp., Series I, 6.500%		1,221,063

			5,292,385

	RETAIL	13.17%
79,423	CBL & Associates Properties, Inc., Series D, 7.375%		1,886,296
63,400	Developers Diversified Realty Corp., Series J, 6.500%		1,382,120
65,000	Developers Diversified Realty Corp., Series K, 6.250%		1,357,200
48,700	Entertainment Property Trust, Series F, 6.625%		1,031,953
83,600	General Growth Properties, Inc., Series A, 6.375%		1,684,540
18,100	Glimcher Realty Trust, Series G, 8.125%		453,043
81,900	Glimcher Realty Trust, Series I, 6.875%		1,769,040
25,119	Kite Realty Group Trust, Series A, 8.250		634,255
61,600	National Retail Properties, Series E, 5.700%		1,170,400
62,433	Regency Centers Corp., Series G, 6.000%		1,233,052
32,100	Saul Centers, Inc., Series C, 6.875%		711,978
28,600	Taubman Centers Inc., Series J, 6.500%		595,452
53,000	Taubman Centers Inc., Series K, 6.250%		1,052,050
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,144,591

			16,105,970

	TOTAL PREFERRED STOCKS		51,429,292

	(Cost: $56,301,472)

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2013

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	TOTAL LONG POSITIONS		$120,181,844

	(Cost: $120,314,813)

	MONEY MARKET
578,665	Money Market Fiduciary, 0.00274%	0.47%	578,665

	(Cost: $578,665)

	NET INVESTMENTS IN SECURITIES
	(Cost: $120,893,478)	98.73%	120,760,509
	Other assets, net of liabilites	1.27%	1,556,908

	NET ASSETS	100.00%	$122,317,417

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund's related Statement of Assets and Liabilities.)

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

ASSETS
Investments at fair value (identified cost of $120,893,478) (Note 1)	$120,760,509
Cash	44,975
Receivable for securities sold	296,320
Receivable for capital stock sold	49,946
Dividends and interest receivable	1,226,296
Tax reclaims receivable	11,807
Prepaid expenses	25,565

TOTAL ASSETS	122,415,418

LIABILITIES
Payable for capital stock purchased	17,535
Accrued interest payable	34
Accrued advisory fees	45,798
Accrued 12b-1 fees, Class A	1,065
Accrued custody fees	3,177
Accrued administration, transfer agent and accounting fees	9,585
Other accrued expenses	20,807

TOTAL LIABILITIES	98,001

NET ASSETS	$122,317,417

Net Assets Consist of:
Paid-in-capital applicable to 9,757,694 $0.01 par value shares of common stock outstanding; 50,000,000 shares authorized	$122,456,354
Accumulated net realized gain (loss) on investments	(5,968)
Net unrealized appreciation (depreciation) of investments	(132,969)

Net Assets	$122,317,417

NET ASSET VALUE PER SHARE
Institutional Class Shares
($119,900,106 / 9,563,200 shares outstanding; 15,000,000 authorized)	$12.54

Class P (formerly Class A) Shares
($2,417,311 / 194,494 shares outstanding; 15,000,000 authorized)	$12.43

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2013

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $9,820)	$6,121,935
Interest	309

Total investment income	6,122,244

EXPENSES
Investment management fees (Note 2)	678,805
12b-1 fees, Class P (formerly Class A) (Note 2)	8,647
Recordkeeping and administrative services (Note 2)	99,252
Accounting fees (Note 2)	95,033
Custody fees	16,013
Transfer agent fees (Note 2)	66,315
Professional fees	45,176
Filing and registration fees (Note 2)	23,069
Directors fees	6,859
Compliance fees	9,113
Shareholder servicing and reports	67,561
Interest expense	210
Other	61,144

Total expenses	1,177,197
Management fee waivers and reimbursed expenses (Note 2)	(82,251)
Fees paid indirectly (Note 6)	(4,155)

Net Expenses	1,090,791

Net investment income (loss)	5,031,453

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,390,998
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(9,341,488)

Net realized and unrealized gain (loss) on investments	(4,950,490)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$80,963

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended		Year ended
	December 31, 2013		December 31, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$5,031,453		$3,580,603
Net realized gain (loss) on investments	4,390,998		960,447
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(9,341,488)		9,435,680

Increase (decrease) in net assets from operations	80,963		13,976,730

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(4,945,369)		(3,497,646)
Class P (formerly Class A)	(86,084)		(82,957)
Net realized gain
Institutional Class	(4,311,134)		(857,029)
Class P (formerly Class A)	(85,832)		(16,443)
Return of capital
Institutional Class	(412,512)		(911,934)
Class P (formerly Class A)	(8,213)		(25,077)

Decrease in net assets from distributions	(9,849,144)		(5,391,086)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	59,664,903		80,886,621
Class P (formerly Class A)	484,516		44,312
Distributions reinvested
Institutional Class	3,647,517		1,265,526
Class P (formerly Class A)	170,079		116,759
Shares redeemed
Institutional Class	(51,085,111	)(1)	(21,989,268	)(1)
Class P (formerly Class A)	(323,689)		(207,574)

Increase (decrease) in net assets from capital stock transactions	12,558,215		60,116,376

NET ASSETS
Increase (decrease) during year	2,790,034		68,702,020
Beginning of year	119,527,383		50,825,363

End of year	$122,317,417		$119,527,383

(1) Reflects redemption fees of $4,108 and $88, respectively

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class(C)

				September 1, 2010
				through
	Years ended December 31,			December 31,		Years ended August 31,

	2013(1)	2012(1)	2011(1)	2010(1)**		2010(1)	2009(1)

Net asset value, beginning of period	$13.34	$11.86	$12.68	$12.50		$12.41	$16.72

Investment activities
Net investment income (loss)	0.51	0.54	0.62	0.01		0.20	0.30
Net realized and unrealized gain (loss) on investments	(0.32)	1.73	(0.92)	1.90		0.28	(3.50)

Total from investment activities	0.19	2.27	(0.30)	1.91		0.48	(3.20)

Distributions
Net investment income	(0.50)	(0.53)	(0.38)	(0.23)		(0.39)	(0.11)
Net realized gain	(0.45)	(0.10)	(0.02)	(1.50)		-	(1.00)
Return of capital	(0.04)	(0.16)	(0.12)	-		-	-

Total distributions	(0.99)	(0.79)	(0.52)	(1.73)		(0.39)	(1.11)

Net asset value, end of period	$12.54	$13.34	$11.86	$12.68		$12.50	$12.41

Total Return	1.34%	19.49%	(2.22% )	15.22%		3.66%	(18.27% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.86%	0.96%	1.30%	2.24%	(B)*	1.51%	1.40%
Expenses, net of fees paid indirectly/ before waiver or recovery	0.86%	0.96%	1.20%	2.24%	(B)*	1.51%	1.40%
Expenses, net of fees paid indirectly and waiver or recovery	0.80%	0.81%	0.81%	1.89%	*	0.99%	0.99%
Net investment income (loss)	3.71%	4.20%	5.19%	0.18%	*	1.54%	2.47%
Portfolio turnover rate	39.75%	24.88%	14.52%	3.89%		14.03%	16.90%
Net assets, end of period (000’s)	$119,900	$117,268	$48,771	$4,216		$30,029	$28,401

(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.
(C)	The Board of Directors of the World Funds, Inc. approved the change in name of the "Investor" share class to the "Institutional" share class effective January 1, 2011.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P (formerly Class A)(C)

	Years ended December 31,			September 1, 2010 to		Years ended August 31,

	2013(1)	2012(1)	2011(1)	December 31, 2010(1)**		2010(1)	2009(1)

Net asset value, beginning of period	$13.22	$11.76	$12.59	$12.41		$12.32	$16.69

Investment activities
Net investment income (loss)	0.46	0.49	0.59	(0.01)		0.16	0.26
Net realized and unrealized gain (loss) on investments	(0.31)	1.70	(0.94)	1.90		0.28	(3.53)

Total from investment activities	0.15	2.19	(0.35)	1.89		0.44	(3.27)

Distributions
Net investment income	(0.45)	(0.49)	(0.35)	(0.21)		(0.35)	(0.10)
Net realized gain	(0.45)	(0.10)	(0.02)	(1.50)		-	(1.00)
Return of capital	(0.04)	(0.14)	(0.11)	-		-	-

Total distributions	(0.94)	(0.73)	(0.48)	(1.71)		(0.35)	(1.10)

Net asset value, end of period	$12.43	$13.22	$11.76	$12.59		$12.41	$12.32

Total Return	1.03%	18.98%	(2.68% )	15.23%		3.36%	(18.71% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.20%	1.31%	1.65%	2.59%	(B)*	1.86%	1.75%
Expenses, net of fees paid indirectly/ before waiver or recovery	1.20%	1.31%	1.55%	2.59%	(B)*	1.86%	1.75%
Expenses, net of fees paid indirectly and waiver or recovery	1.14%	1.16%	1.16%	2.24%	(B)*	1.34%	1.34%
Net investment income	3.37%	3.85%	4.84%	(0.15%	)*	1.19%	2.27%
Portfolio turnover rate	39.75%	24.88%	14.52%	3.89%		14.03%	16.90%
Net assets, end of period (000’s)	$2,417	$2,259	$2,054	$2,494		$2,191	$2,348

*	Annualized
**	Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.
(C)	The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the P Class shares effective November 15, 2013.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class P: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Class P shares.

Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund. The Fund currently offers the Institutional Class and Class P of shares to new investors.

On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies. The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Common Stocks	$68,752,552	$-	$-	$68,752,552
Preferred Stocks	51,429,292	-	-	51,429,292
Money Market	578,665	-	-	578,665

	$120,760,509	$-	$-	$120,760,509

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no Level 3 investments held during the year ended December 31, 2013. During the year ended December 31, 2013, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2013, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the year ended December 31, 2013, REMS earned $678,805 and waived $82,251 in investment management fees.

REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets for the Institutional Class and 1.15% of daily average net assets for Class P (formerly Class A). Effective November 15, 2013, REMS agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.05% of daily average net assets for Class P. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2013 was $310,468 and expires as follows:

2014	$102,281
2015	125,936
2016	82,251

$310,468

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $99,252 in administrative fees for the year ended December 31, 2013. Additionally, of the

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

$23,069 of filing and registration fees expense incurred for the year ended December 31, 2013, CSS received $806 for hourly services provided to the Fund.

The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. Effective November 15, 2013, the Fund re-designated the A shares as P shares and reduced the annual rate to 0.25%. For the year ended December 31, 2013, there were $8,647 in Class P 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended year ended December 31, 2013, FDCC received $3,656 in underwriting fees.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $66,315 for the year ended December 31, 2013.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $95,033 for the year ended December 31, 2013.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2013, aggregated $62,240,986 and $52,135,853, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense,

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2013 and the year ended December 31, 2012, respectively, was as follows:

	Year ended	Year ended
	December 31, 2013	December 31, 2012

Distributions paid from
Ordinary income	$7,146,049	$3,692,255
Accumulated net realized gain on investments	2,282,370	761,820
Return of capital	420,725	937,011

Total distributions	$9,849,144	$5,391,086

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation (depreciation) of investments	$(138,937)

As of December 31, 2013, the cost for Federal income tax purpose was $120,899,446.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$7,980,103
Gross unrealized depreciation	(8,119,040)

Net unrealized depreciation	$(138,937)

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class		Class P
	Year ended December 31, 2013		Year ended December 31, 2013
	Shares	Value	Shares	Value
Shares sold	4,276,140	$59,664,903	34,197	$484,516
Shares reinvested	227,964	3,647,517	13,078	170,079
Shares redeemed	(3,784,673)	(51,085,111)	(23,663)	(323,689)

Net increase (decrease)	769,432	$12,227,309	23,612	$330,906

	Institutional Class		Class P
	Year ended		Year ended
	December 31, 2012		December 31, 2012

	Shares	Value	Shares	Value
Shares sold	6,326,725	$80,886,621	3,393	$44,312
Shares reinvested	97,169	1,265,526	9,100	116,759
Shares redeemed	(1,741,210)	(21,989,268)	(16,218)	(207,574)

Net increase (decrease)	4,682,684	$60,162,879	(3,725)	$(46,503)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. CAPIS transferred $4,154 to the Fund’s administrator to offset operating expenses for the year ended December 31, 2013.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At December 31, 2013, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The average borrowings for the year ended December 31, 2013 were $59,559. The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.57% at December 31, 2013 (average rate for year was 0.66%) and the Fund incurred interest expense of $210 for the year ended December 31, 2013.

NOTE 8 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the year ended December 31, 2013.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the REMS Real Estate Income 50/50 Fund, a series of The World Funds, Inc., including the schedule of investments as of December 31, 2013, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the period September 1, 2010 through December 31, 2010, and each of the two years in the period ended August 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the REMS Real Estate Income 50/50 Fund as of December 31, 2013, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the period September 1, 2010 through December 31, 2010 and each of the two years in the period then ended August 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 3, 2014

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III(1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company’s underwriter; President and Director of Commonwealth Fund Services, Inc. (“CFSI”), the Company’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Company; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.	World Funds Trust – 7 Funds; American Growth Fund, Inc. – 2 Funds

Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	4	Retired from Potomac Electric Power Company since April, 2005.	Satuit Capital Management Trust — 3 Funds
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	4	Financial and Tax Consultant through his firm Management Consulting for Professionals since 1974. Mr. Poist is a certified public accountant.	Satuit Capital Management Trust — 3 Funds
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	4	President of Alfred J. Dickinson, Inc. Realtors since April, 1971.	Satuit Capital Management Trust — 3 Funds
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Executive Vice President of Commonwealth Shareholder Services, since 2003.	N/A
David D. Jones, Esq. 422 Fleming St. Suite 7, Key West, Florida 33040 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the European Equity Fund; (3) he owns FDCC, the principal underwriter of the Company; and (4) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
 The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 21, 2012, the Board, including those directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), re-approved the investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and Real Estate Management Services Group, LLC (the “Adviser”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed further below. The Board uses this

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help decide whether to renew the Advisory Agreement for an additional year. In approving the Advisory Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent, and quality of the services provided by the Advisor, the Directors reviewed the responsibilities of the Advisor under the respective Investment Advisory Agreement. The Directors reviewed the services being provided by the Advisor to the Funds including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; and its efforts to promote the Fund and grow its assets. Compliance matters were reviewed and it was noted that the Advisor has continued to operate without any significant issues. It was noted that assets for both Funds and the Advisor’s non-fund clients have increased since the previous year. The Directors noted the Advisor’s continuity of, and commitment to employ and retain qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems. The Directors evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Directors considered the Expense Limitation Agreement in place for each Fund and the Advisor’s continued commitment to such Agreement for the duration of each Fund. After reviewing the foregoing information and further information in the written materials provided by the Advisor (including the Advisor’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for each of the Funds.

Investment Performance of the Funds and the Advisor.

In considering the investment performance of the Funds and the Advisor, the Directors compared the short and long-term performance of the Funds with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Directors also compared the short and long-term performance of the Funds with the performance of their benchmark index, comparable mutual funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar and Lipper category averages). The Directors noted that the Funds’ performance generally exceeded its peers in the longer-term and since each Fund’s inception and was tracking evenly or slightly above the real estate indices. After reviewing and discussing the investment performance of the Funds further, including the presentation made by the Advisor to the Board, the Advisor’s experience managing each Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and the Advisor were acceptable.

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

Costs of the Services to be provided and profits to be realized by the Advisor.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds, the Directors considered: (1) the Advisor’s financial condition and the level of commitment to the Funds and the Advisor by the principals of the Advisor; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the use of commission recapture and soft dollar programs. The Directors reviewed information provided by the Advisor regarding its profits associated with managing the Funds. The Directors also considered potential benefits for the Advisor in managing the Funds. The Directors reflected on their discussions with representatives of the Advisor regarding the stability of the Advisor and its financial flexibility. The Directors compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Directors noted that the Funds’ management fees and expense ratios were lower than some of the specifically identified comparable mutual funds.

Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Economies of Scale.

The Board considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Directors considered that while the management fee remained the same at all asset levels, the Funds’ shareholders had experienced benefits from the Funds’ expense limitation arrangements. The Directors noted that the Funds’ shareholders would continue to experience benefits from the expense limitation arrangements until the Funds’ expenses fell below the cap set by the arrangement. Thereafter, the Directors noted that the Funds’ shareholders would continue to benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. In light of its ongoing consideration of the Funds’ asset and expense levels, expectations for growth in the Funds, and advisory fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2013 and held for the period ended December 31, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INSTITUTIONAL CLASS	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 through December 31, 2013
Actual	$1,000	$957.7	$3.90
Hypothetical (5% return before expenses)	$1,000	$1,021.05	$4.02

CLASS P	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 through December 31, 2013
Actual	$1,000	$956.20	$5.62
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.80

* Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Institutional Class and 1.14% for Class P, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free. Fund information is also available online at www.theworldfunds.com

Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the year ended December 31, 2013

To REMS Value-Opportunity Fund Real Estate Investors:

Your Fund exceeded targeted returns in 2013 as our Value, Yield-Advantage investment process and disciplined real estate underwriting produced numerous special situation opportunities and positive relative share price performance. The REMS Real Estate Value-Opportunity Fund returned 14.75% for the fiscal year ended December 31, 2013 vs. 2.47% for the NAREIT Equity REIT Index, putting it in the top 1% of all real estate funds on a one and three-year basis.*

Real estate returns fell well short of broader equity market returns (S&P up 32%) as investors moved into broader equities, and away from bonds and other interest-rate sensitive securities. Our strategy gives us the ability to invest not only in REITs but across a wide spectrum of public real estate opportunities including real estate operating companies, service companies, and mortgage REITs with exposure across property types.

As we enter a new year we are reminded that real estate investing is a long-cycle process, and we view the current environment for commercial real estate as moving beyond recovery to mid-cycle. Historically, it is at this stage that both private and public commercial real estate pricing tend to reflect a confluence of cyclical economic drivers, new development, credit market adjustments and capital flows.

Real estate fundamentals continue on a path of slow improvement, with low-to-mid single digit income growth and high portfolio occupancies for most public real estate companies. Public company balance sheets have never been stronger, providing massive liquidity for potential investments. Many private real estate investments, on the other hand, remain over-levered and in need of recapitalization and new sponsorship.

In this environment we believe that values will continue to emerge for our disciplined investment process including special situations to capture returns as well as embedded returns in current REMS portfolio positions. REMS has plenty of capital to invest, as both the interest rate and mid-cycle real estate transition offers selected opportunities to underwrite attractive rates of return in real estate equities.

We are not market timers but rather patient and disciplined long-term real estate investors focused on positioning the REMS Real Estate Value-Opportunity Fund to take advantage of attractive real estate value opportunities that can ultimately lead to higher returns on your shareholder capital.

We thank you for your continued interest and support,

Sincerely,

Edward W. Turville, CFA

Managing Director

*Source, Morningstar Inc. (as of January 3, 2014)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2013 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return

	OneYear Ended	Five Years Ended	Ten Years Ended	Since Inception
	12/31/2013	12/31/2013	12/31/2013	12/16/02 to 12/31/13*

REMS Real Estate Value Opportunity Fund Class I	14.75%	22.37%	10.30%	11.24%
NAREIT Equity Index	2.47%	16.51%	8.42%	10.75%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

	Total Return	Average Annual Return
	OneYear Ended	Since Inception
	12/31/2013	12/22/09 to 12/31/13*

REMS Real Estate Value Opportunity Fund Class P	14.42%	17.27%
NAREIT Equity Index	2.47%	13.65%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS
	COMMON STOCKS	82.38%

	DIVERSIFIED/OTHER	17.68%
412,000	Forest City Enterprise, Inc. , Class A*		$7,869,200
558,800	I Star Financial Inc.		7,974,076
173,200	Ishares DJ US R.E.		10,927,188
307,450	Kennedy Wilson Holdings Inc.		6,840,762
202,300	Plum Creek Timber Co.		9,408,973
101,700	Vornado Realty Trust		9,029,943
83,500	WP Carey, Inc.		5,122,725

			57,172,867

	HEALTHCARE	4.95%
146,000	Alexandria Real Estate Equities, Inc.		9,288,520
525,500	Physicians Realty Trust		6,694,870

			15,983,390

	HOTEL	4.39%
1,407,500	Hersha Hospitality Trust		7,839,775
128,500	Hyatt Hotels Corp.*		6,355,610

			14,195,385

	MORTGAGE REIT	7.15%
340,800	Colony Financial Inc.		6,914,832
1,398,400	Resource Capital Corp.		8,292,512
716,062	Winthrop Realty Trust		7,912,485

			23,119,829

	MULTI-FAMILY	16.37%
349,000	Apartment Investment & Management Co. "A"		9,042,590
630,400	Campus Crest Communities, Inic.		5,932,064
142,700	Mid-America Apartment Communities, Inc.		8,667,598
69,500	Post Properties, Inc.		3,143,485
163,000	Realogy Holdings Corp.*		8,063,610
226,448	Sun Communities, Inc.		9,655,743
440,900	WCI Communities, Inc.*		8,416,781

			52,921,871

	OFFICE/INDUSTRIAL	16.62%
708,700	Brandwine Realty Trust		9,985,583
841,500	Cousins Property		8,667,450
627,100	Duke Realty Corp.		9,431,584
417,727	Parkway Properties, Inc.		8,057,954
263,000	Prologis Trust		9,717,850
596,800	Rexford Industrial Realty, Inc.		7,877,760

			53,738,181

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	15.22%
613,500	Developers Diversified Realty Corp.		$9,429,495
422,000	General Growth Properties, Inc.		8,469,540
890,350	Glimcher Realty Trust		8,333,676
1,392,500	Kite Realty Group Trust		9,148,725
484,900	Ramco-Gershenson Properties Trust		7,632,326
40,700	Simon Property Group		6,192,912

			49,206,674

	TOTAL COMMON STOCKS		266,338,197

	(Cost: $235,890,556)

	PREFERRED STOCK	2.62%

	NON-CONVERTIBLE PREFERRED	1.64%
137,774	ISTAR Financial Inc, Series I, 7.500%		3,126,092
99,200	Resource Capital Corp., Series B, 8.250%		2,180,416

	(Cost: $3,657,330)		5,306,508

	CONVERTIBLE	0.98%
54,500	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,173,535

	(Cost: $2,349,685)

	TOTAL PREFERRED STOCKS		8,480,043

	(Cost: $6,007,015)

	TOTAL LONG POSITIONS		274,818,240

	(Cost: $241,897,571)

	MONEY MARKET
51,480,112	Money Market Fiduciary, 0.00274%	15.92%	51,480,112

	(Cost: $51,480,112)

	NET INVESTMENTS IN SECURITIES
	(Cost: $293,377,683)	100.92%	$326,298,352
	Liabilities in excess of other assets	-0.92%	(2,978,282)

	NET ASSETS	100.00%	$323,320,070

* Non-income producing (security is considered non-income producing if at least one dividend been paid during the last year preceding the date of the Fund’s related balance sheet.)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013

ASSETS
Investments at fair value (identified cost of $293,377,683) (Note 1)	$326,298,352
Cash	86,422
Receivable for securities sold	951,959
Dividends and interest receivable	1,584,213
Receivable for capital stock sold	3,186,946
Prepaid expenses	72,798

TOTAL ASSETS	332,180,690

LIABILITIES
Payable for securities purchased	8,148,576
Payable for capital stock redeemed	405,534
Accrued investment management fees	266,791
Accrued 12b-1 fees	9,188
Accrued administration, transfer agency and accounting fees	24,963
Accrued custodian fees	5,568

TOTAL LIABILITIES	8,860,620

NET ASSETS	$323,320,070

Net Assets Consist of:
Paid-in-capital applicable to 20,840,146 $0.01 par value shares of common stock outstanding, 50,000,000 shares authorized	$286,036,768
Accumulated net realized gain (loss) on investments	4,362,633
Accumulated net unrealized appreciation (depreciation) on investments	32,920,669

Net Assets	$323,320,070

NET ASSET VALUE PER SHARE
Class I
($288,683,389/ 18,590,839 shares outstanding; 25,000,000 authorized)	$15.53

Class P
($34,636,681/ 2,249,307 shares outstanding; 25,000,000 authorized)	$15.40

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2013

INVESTMENT INCOME
Dividends	$5,699,235
Interest	2,751

Total investment income	5,701,986

EXPENSES
Investment management fees (Note 2)	2,604,848
12b-1 fees, Class P (Note 2)	45,463
Recordkeeping and administrative services (Note 2)	222,813
Accounting fees (Note 2)	212,339
Custodian fees	25,068
Transfer agent fees (Note 2)	129,561
Professional fees	54,116
Filing and registration fees (Note 2)	67,996
Directors fees	10,800
Compliance fees	9,113
Shareholder servicing and reports	185,199
Dividend expense	141,819
Interest expense (Note 7)	4,971
Other	87,083

Total expenses	3,801,189
Fees paid indirectly (Note 6)	(13,598)

Net expenses	3,787,591

Net investment income (loss)	1,914,395

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) on investments	21,734,957
Net realized gain (loss) on short positions	(348,265)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,894,166

Net realized and unrealized gain (loss) on investments	24,280,858

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,195,253

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31,	December 31,
	2013	2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,914,395	$1,061,566
Net reallized gain (loss) on investments, securiites sold short, and foreign currencies	21,386,692	11,205,542
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foregin currencies	2,894,166	27,843,752

Increase (decrease) in net assets from operations	26,195,253	40,110,860

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(1,813,613)	(1,046,096)
Class P	(100,782)	(15,470)
Realized gains
Class I	(11,959,703)	-
Class P	(1,266,095)	-
Return of capital
Class I	-	(3,853,566)
Class P	-	(101,717)

Decrease in net assets from distributions	(15,140,193)	(5,016,849)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	219,698,239	60,948,624
Class P	42,420,177	2,226,073
Distributions reinvested
Class I	6,044,187	1,512,074
Class P	1,285,507	97,192
Shares redemmed
Class I	(101,809,581)	(94,903,981)
Class P	(13,093,667)	(2,465,987)

Increase (decrease) in net assets from capital stock transactions	154,544,862	(32,586,005)

NET ASSETS
Increase (decrease) during year	165,599,922	2,508,006
Beginning of year	157,720,148	155,212,142

End of year	$323,320,070	$157,720,148

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Year ended December 31, 2013

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$26,195,253
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(204,190,231)
Proceeds from disposition of investment securities	94,046,878
Proceeds from short sales	12,941,495
Closed short transactions	(20,643,905)
Purchase of short term securities, net	(38,635,264)
Decrease (increase) in receivables for securities sold	(578,958)
Decrease (increase) in receivable from broker	7,162,736
Decrease (increase) in dividends and interest receivable	(808,606)
Decrease (increase) in prepaid assets	(3,852)
Increase (decrease) in payable for securities purchased	7,344,238
Increase (decrease) in interest payable	(208)
Increase (decrease) in accrued manangement fees	136,751
Increase (decrease) in other accrued expenese	16,996
Unrealized appreciation on investments	(2,894,166)
Net realized gain from investments and and securities sold short (net of $1,601,587 of capital gain distributions)	(19,785,104)
Return of capital dividends received	2,495,861

Net cash provided by operating activities	(137,200,086)

Cash flows from financing activities:
Proceeds from shares sold	260,461,449
Payments on shares redeemed	(115,788,005)
Cash distributions paid	(7,810,499)

Net cash used in financing activities	136,862,945

Net increase (decrease) in cash	(337,141)

Cash:
Beginning balance	423,563

Ending balance	$86,422

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$7,329,695

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

		Class I Shares(1)

		Year Ended December 31,

	2013	2012	2011	2010	2009

Net asset value, beginning of year	$14.24	$11.38	$12.00	$9.30	$7.00
Investment activities
Net investment income	0.12	0.09	0.17	0.19	0.31
Net realized and unrealized gain on investments	1.97	3.21	(0.47)	2.83	2.45

Total from investment activities	2.09	3.30	(0.30)	3.02	2.76

Distributions
Net investment income	(0.11)	(0.09)	(0.16)	(0.19)	(0.29)
Realized gains	(0.69)	-	-	-	-
Return of capital	-	(0.35)	(0.16)	(0.13)	(0.17)

Total distributions	(0.80)	(0.44)	(0.32)	(0.32)	(0.46)

Net asset value, end of year	$15.53	$14.24	$11.38	$12.00	$9.30

Total Return	14.75%	29.29%	(2.38% )	32.98%	42.66%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.45%	1.74%	1.50%	1.72%	1.96%
Expenses, net of fees paid indirectly/before waiver or recovery	1.44%	1.70%	1.39%	1.66%	1.86%
Expenses, net of fees paid indirectly and waiver or recovery	1.44%	1.70%	1.52%	1.53%	1.59%
Net investment income	0.75%	0.69%	1.41%	1.86%	4.37%
Portfolio turnover rate	40.88%	43.19%	107.47%	99.36%	139.01%
Net assets, end of year (000’s)	$288,683	$153,557	$151,747	$93,200	$45,194

(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P Shares(1)

					Year December 23, 2009
	Year ended December 31,				to

	2013	2012	2011	2010	December 31, 2009(2)

Net asset value, beginning of period	$14.13	$11.29	$11.91	$9.22	$9.34
Investment activities
Net investment income	0.08	0.06	0.14	0.21	0.04
Net realized and unrealized gain on investments	1.95	3.18	(0.47)	2.77	(0.08)

Total from investment activities	2.03	3.24	(0.33)	2.98	(0.04)

Distributions
Net investment income	(0.07)	(0.05)	(0.15)	(0.16)	(0.04)
Realized gains	(0.69)
Return of capital	-	(0.35)	(0.14)	(0.13)	(0.04)

Total distributions	(0.76)	(0.40)	(0.29)	(0.29)	(0.08)

Net asset value, end of period	$15.40	$14.13	$11.29	$11.91	$9.22

Total Return	14.42%	28.98%	(2.68% )	32.87%	(0.39%	)*
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.70%	1.99%	1.75%	1.97%	2.15%	**
Expenses, net of fees paid indirectly/before waiver or recovery	1.69%	1.95%	1.64%	1.91%	2.05%	**
Expenses, net of fees paid indirectly and waiver or recovery	1.69%	1.95%	1.77%	1.78%	1.84%	**
Net investment income	0.50%	0.44%	1.16%	2.00%	4.12%	**
Portfolio turnover rate	40.88%	43.19%	107.47%	99.36%	139.01%
Net assets, end of period(000’s)	$34,637	$4,163	$3,465	$3,825	$2

*	Not annualized

**	Annualized
(1)	Per share amounts calculated using the average share method.
(2)	Commencement of operations for Class P shares was December 23, 2009.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The REMS Real Estate Value-Opportunity Fund (the “Fund”), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. (“TWF”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”). TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

     The investment objective of the Fund is to achieve long-term growth of capital and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security;

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

     The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:
	Level 1	Level 2	Level 3
	Quoted	Other	Significant
	Prices	Significant	Unobservable	Total
		Observable	Inputs
		Inputs
Common Stocks/
Preferred Stocks	$274,818,240	$-	$-	$274,818,240
Money Market	51,480,112	-	-	51,480,112

	$326,298,352	$-	$-	$326,298,352

     Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

     The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

     There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

     Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has reviewed the Fund’s tax positions for each of the open tax years (2010-2012) and expected to be taken in the 2013 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2013, there were no such reclassifications .

Class Net Asset Values and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

Currency Translation

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

     The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

     A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2013, there were no outstanding securities sold short. For the year ended December 31, 2013, such transaction costs reduced realized gain by $159,910.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares. Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the year ended December 31, 2013, the Advisor earned $2,604,848 in investment management fees.

     REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. For the year ended December 31, 2013, REMS waived no advisory fees.

     First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2013, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

     The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the year ended December 31, 2013, there were $45,463 in Class P 12b-1 expenses incurred.

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, CSS earned $222,813 for its services, of which $10,791 was due from the Fund. Additionally, CSS received $1,538 of the $67,996 of filing and registration fees expense incurred for hourly services provided to the Fund.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund’s Transfer and Dividend Disbursing Agent. For the year ended December 31, 2013, CFSI earned $129,561 for its services, of which $5,374 was due from the Fund.

     Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the year ended December 31, 2013, CFA earned $212,339 for its services, of which $8,798 was due from the Fund.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 –INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2013, aggregated $204,190,232 and $94,046,878, respectively. These amounts do not include purchases of $20,643,905 to cover short sales and proceeds of $12,941,495 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

     The tax character of distributions paid during the year ended December 31, 2013 and the year ended December 31, 2012 was as follows:

	Year ended	Year ended
	December 31,2013	December 31, 2012
Distributions paid from
Ordinary Income	$3,520,043	$1,061,566
Realized gains	11,620,150	-
Return of capital	-	3,955,283

Total	$15,140,193	$5,016,849

     As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss)	$6,513,401
Net unrealized appreciation on investments	30,769,901

$37,283,302

     The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

     As of December 31, 2013, the cost for Federal income tax purpose was $295,528,451.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$37,392,063
Gross unrealized depreciation	(6,622,162)

Net unrealized appreciation	$30,769,901

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS
	Class I Shares		Class I Shares
	Year ended		Year ended
	December 31, 2013		December 31, 2012
	Shares	Value	Shares	Value
Shares sold	13,906,945	$219,698,239	4,624,226	$60,948,624
Shares reinvested	388,361	6,044,187	112,591	1,512,074
Shares redeemed	(6,486,416)	(101,809,581)	(7,284,360)	(94,903,981)

Net Increase (decrease)	7,808,890	$123,932,845	(2,547,543)	$(32,443,283)

	Class P Shares		Class P Shares
	Year ended		Year ended
	December 31, 2013		December 31, 2012
	Shares	Value	Shares	Value
Shares sold	2,705,927	$42,420,177	165,594	$2,226,073
Shares reinvested	83,415	1,285,507	7,282	97,192
Shares redeemed	(834,740)	(13,093,667)	(185,058)	(2,465,987)

Net Increase (decrease)	1,954,602	$30,612,017	(12,182)	$(142,722)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

     The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. JPM and CAPIS transferred $13,598 to the Fund’s administrator to offset operating expenses during the year ended December 31, 2013.

NOTE 7 – RISKS AND CONCENTRATIONS

     The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

     Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

     The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

     To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

     There were no outstanding borrowings at December 31, 2013. The average borrowings for the year ended December 31, 2013 were $1,377,351. The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.57% at December 31, 2013 (average rate for year was 0.60%) and the Fund incurred interest expense of $4,971 for the year ended December 31, 2013.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2013 (continued)

NOTE 8 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the year ended December 31, 2013.

NOTE 9 – SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
REMS Real Estate Value – Opportunity Fund
And the Board of Directors of
The World Funds, Inc.

We have audited the accompanying statement of assets and liabilities of REMS Real Estate Value – Opportunity Fund (the “Fund”), a series of The World Funds, Inc., including the schedule of investments, as of December 31, 2013, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures where reply from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS Real Estate Value – Opportunity Fund as of December 31, 2013, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 3, 2014

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III(1)8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company’s underwriter; President and Director of Commonwealth Fund Services, Inc. (“CFSI”), the Company’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Company; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.	World Funds Trust – 7 Funds; American Growth Fund, Inc. – 2 Funds

Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	4	Retired from Potomac Electric Power Company since April, 2005.	Satuit Capital Management Trust — 3 Funds
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	4	Financial and Tax Consultant through his firm Management Consulting for Professionals since 1974. Mr. Poist is a certified public accountant.	Satuit Capital Management Trust — 3 Funds
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	4	President of Alfred J. Dickinson, Inc. Realtors since April, 1971.	Satuit Capital Management Trust — 3 Funds
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Executive Vice President of Commonwealth Shareholder Services, since 2003.	N/A
David D. Jones, Esq. 422 Fleming St. Suite 7, Key West, Florida 33040 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A
(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the European Equity Fund; (3) he owns FDCC, the principal underwriter of the Company; and (4) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 21, 2013, the Board, including those directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), re-approved the investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and Real Estate Management Services Group, LLC (the “Adviser”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed further below. The Board uses this

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help decide whether to renew the Advisory Agreement for an additional year. In approving the Advisory Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent, and quality of the services provided by the Advisor, the Directors reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Directors reviewed the services being provided by the Advisor to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; and its efforts to promote the Fund and grow its assets. Compliance matters were reviewed and it was noted that the Advisor has continued to operate without any significant issues. It was noted that assets for both the Fund and the Advisor’s non-fund clients have increased since the previous year. The Directors noted the Advisor’s continuity of, and commitment to employ and retain qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems. The Directors evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Directors considered the Expense Limitation Agreement in place for the Fund and the Advisor’s continued commitment to such Agreement for the duration of theFund. After reviewing the foregoing information and further information in the written materials provided by the Advisor (including the Advisor’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Advisor.

In considering the investment performance of the Fund and the Advisor, the Directors compared the short and long-term performance of the Fund with the performance of fund with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Directors also compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable mutual fund with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar and Lipper category averages). The Directors noted that the Fund performance generally exceeded its peers in the longer-term and since the Fund’s inception and was tracking evenly or slightly above the real estate indices. After reviewing and discussing the investment performance of the Fund further, including the presentation made by the Advisor to the Board, the Advisor’s experience managing the Fund, and other relevant factors, the Board concluded, in

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

light of all the facts and circumstances, that the investment performance of the Fund and the Advisor were acceptable.

Costs of the Services to be provided and profits to be realized by the Advisor.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Directors considered: (1) the Advisor’s financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the use of commission recapture and soft dollar programs. The Directors reviewed information provided by the Advisor regarding its profits associated with managing the Fund. The Directors also considered potential benefits for the Advisor in managing the Fund. The Directors reflected on their discussions with representatives of the Advisor regarding the stability of the Advisor and its financial flexibility. The Directors compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Directors noted that the Fund’s management fees and expense ratios were lower than some of the specifically identified comparable mutual funds.

Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Economies of Scale.

The Board considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Directors considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangements. The Directors noted that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangements until the Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Directors noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. In light of its ongoing consideration of the Fund’s asset and expense levels, expectations for growth in the Funds, and advisory fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

After further review, discussion, and determination that the best interests of the Fund’s shareholders were served by the renewal of the Investment Advisory

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

Agreements, upon motion duly made, seconded, and unanimously carried by vote of the Directors, including a majority of the Independent Directors, it was (a) resolved that in reliance on the information provided by the Advisor, the continuation of the currently effective Investment Advisory Agreement (the “Agreement”) between the World Funds, Inc., on behalf of the REMS Real Estate Value-Opportunity Fund and the Advisor be approved and renewed for a one-year period upon the terms and for the compensation described therein by the Board, including a majority of the Directors who are not parties to any Agreement or “interested persons” of any such party, voting separately (the “Independent Directors”); and (b) resolved the compensation payable under the Agreement is determined to be fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its reasonable business judgment.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2013 and held for the six months ended December 31, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class I Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period* July 1, 2013 through December 31, 2013
Actual	$1,000	$1,030.70	$7.11
Hypothetical (5% return before expenses)	$1,000	$1,018.05	$7.07

Class P Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period* July 1, 2013 through December 31, 2013
Actual	$1,000	$1,029.80	$8.39
Hypothetical (5% return before expenses)	$1,000	$1,016.80	$8.34

* Expenses are equal to the Fund’s annualized expense ratio of 1.39% for Class I and 1.64% for Class P, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free. Fund information is also available online at www.theworldfunds.com

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are “independent,” as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $55,700 for 2013 and $55,700 for 2012.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,800 for 2013 and $13,800 for 2012.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2013 and $0 for 2012.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Toreador International Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)    NA

(c)    0%

(d)    NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $0 for 2012.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III
Chief Executive Officer
(principal executive officer)

Date:                         March 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III
Chief Executive Officer
(principal executive officer)

Date:                         March 11, 2014

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Chief Financial Officer
(principal financial officer)

Date:                         March 11, 2014

*  Print the name and title of each signing officer under his or her signature.